UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
           --------------------------------------------------
Address:   17 Broadwick Street
           --------------------------------------------------
           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
           --------------------------------------------------
Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         02/14/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        74,751
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1             COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
----------------------------- ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------- ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------

AES CORP                      COM             00130H105     2,146     100,000   Sh       SOLE        0       100,000    0        0
BOYD GAMING CORP              COM             103304101     1,082      31,800   SH       SOLE        0        31,800    0        0
CADIZ INC                     COM NEW         127537207    27,266   1,385,104   SH       SOLE        0     1,385,104    0        0
CAPITAL ONE FINL CORP         COM             14040H105     1,816      39,300   SH       SOLE        0        39,300    0        0
ESPEED INC                    CL A            296643109     2,549     228,400   SH       SOLE        0       228,400    0        0
FPL GROUP INC                 COM             302571104     2,242      33,000   Sh       SOLE        0        33,000    0        0
INTERACTIVE BROKERS GROUP IN  COM             45841N107       424      13,560   SH       SOLE        0        13,560    0        0
INSITUFORM TECHNOLOGIES INC   CL A            457667103       581      40,000   SH       SOLE        0        40,000    0        0
MBIA INC                      COM             55262C100     2,123     117,500   SH       SOLE        0       117,500    0        0
NYSE EURONEXT                 COM             629491101     2,042      23,700   SH       SOLE        0        23,700    0        0
PRIDE INTL INC DEL            COM             74153Q102     4,184     122,233   SH       SOLE        0       122,233    0        0
PINNACLE AIRL CORP            COM             723443107     1,645     110,551   SH       SOLE        0       110,551    0        0
PINNACLE AIRL CORP            3.250% 2/1      723443AB3    12,950  12,950,000  PRN       SOLE        0    12,950,000    0        0
SCHLUMBERGER LTD              COM             806857108     4,925      49,933   SH       SOLE        0        49,933    0        0
SLM CORP                      COM             78442P106     7,023     356,600   SH       SOLE        0       356,600    0        0
MRU HLDGS INC                 COM             55348A102     1,753     300,000   SH       SOLE        0       300,000    0        0

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